YieldMax MARA Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 10.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 10.0%
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $13.00	$30,456,460	26,905	$524,647
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $12.50	20,432,600	18,050	523,450
MARA Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $11.51	50,889,060	44,955	4,045,950
			5,094,047

TOTAL PURCHASED OPTIONS (Cost $5,378,065)			5,094,047

SHORT-TERM INVESTMENTS - 104.3%
Money Market Funds - 0.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		437,345	437,345

U.S. Treasury Bills - 103.4%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$1,000,000	999,701
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		10,024,000	9,992,839
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		8,863,000	8,796,997
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		15,341,000	15,134,443
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		17,974,000	17,600,868
			52,524,848

TOTAL SHORT-TERM INVESTMENTS (Cost $52,955,535)			52,962,193

TOTAL INVESTMENTS - 114.3% (Cost $58,333,600)			$58,056,240
Liabilities in Excess of Other Assets - (14.3)%			(7,261,195)
TOTAL NET ASSETS - 100.0%			$50,795,045

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $14,453,140.

YieldMax MARA Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (14.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.4)%
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $12.00	$(30,456,460)	(26,905)	$(1,156,915)
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $11.50	(20,432,600)	(18,050)	(1,083,000)
			(2,239,915)

Put Options - (9.7)%
MARA Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $11.51	(50,889,060)	(44,955)	(4,945,050)

TOTAL WRITTEN OPTIONS (Premiums received $7,425,774)			$(7,184,965)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.